Financial Risk Management - Schedule of Trade Receivables (Details)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Trade Receivables [Line Items]
Trade receivables	RM 5,876,653	RM 7,119,565
Expected Credit Loss (ECL)	(243,021)	(243,021)
Trade receivables, net	5,633,632	6,876,544	$ 1,458,224
Trade receivables, net (in Dollars)	5,633,632	6,876,544	1,458,224
Not past due [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	5,020,958	5,806,342
Expected Credit Loss (ECL)	(193,386)	(206,183)
Trade receivables, net	4,827,572	5,600,159	1,187,557
Trade receivables, net (in Dollars)	4,827,572	5,600,159	1,187,557
30 days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	653,917	1,039,791
Expected Credit Loss (ECL)	(19,109)	(26,259)
Trade receivables, net	634,808	1,013,532	214,927
Trade receivables, net (in Dollars)	634,808	1,013,532	214,927
31 days to 60 days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	175,665	271,389
Expected Credit Loss (ECL)	(19,245)	(10,497)
Trade receivables, net	156,420	260,892	55,324
Trade receivables, net (in Dollars)	156,420	260,892	55,324
61 days to 90 days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	6,490	1,344
Expected Credit Loss (ECL)	(196)	(54)
Trade receivables, net	6,294	1,290	274
Trade receivables, net (in Dollars)	6,294	1,290	274
91 days to 120 days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables		699
Expected Credit Loss (ECL)		(28)
Trade receivables, net		671	142
Trade receivables, net (in Dollars)		671	142
>120 days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	19,623
Expected Credit Loss (ECL)	(11,085)
Trade receivables, net	8,538
Trade receivables, net (in Dollars)	RM 8,538